Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Esperanza Milestone Payments (note 14)	—	—	19.1	—	—
Esperanza silver stream held for sale (note 14)	—	—	5.0	—	—
Gold options	—	0.1	—	—	0.5
Fair value through OCI
Equity securities	18.6	—	—	23.9	—
Currency hedging derivative instruments	—	(4.3)	—	—	2.6
Fuel options	—	—	—	—	0.4
	$18.6	($4.2)	$24.1	$23.9	$3.5

Disclosure of fair value measurement of liabilities

	December 31, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Esperanza Milestone Payments (note 14)	—	—	19.1	—	—
Esperanza silver stream held for sale (note 14)	—	—	5.0	—	—
Gold options	—	0.1	—	—	0.5
Fair value through OCI
Equity securities	18.6	—	—	23.9	—
Currency hedging derivative instruments	—	(4.3)	—	—	2.6
Fuel options	—	—	—	—	0.4
	$18.6	($4.2)	$24.1	$23.9	$3.5

Disclosure of detailed information about financial instruments	Company held shares in the following companies:

Fair Value as at
Company	December 31, 2022
Zacatecas Silver Corp.	$6.7
Red Pine Exploration Inc.	5.7
Orford Mining Corp.	2.0
Aztec Minerals Corp.	1.6
Monarch Mining Corp.	0.5
Manitou Gold Inc.	0.7
Other investments	1.4
$18.6

As at December 31, 2021 the Company held shares in various companies with a fair value of $23.9 million.

Disclosure of detailed information about hedges
The fair value of derivative instrument Asset (Liability) is as follows:

	December 31,	December 31,
	2022	2021
Derivatives designated as hedging instruments
Currency hedging derivative instruments	(4.3)	$2.6
Fuel options	—	0.4
	($4.3)	$3.0
Derivatives not designated as hedging instruments
Gold options	$0.1	0.5

Disclosure of information about credit exposures designated as measured at fair value through profit or loss

	December 31,	December 31,
	2022	2021
Balance, beginning of the period	$4.0	$5.7
Unrealized (loss) gain on currency instruments	(8.5)	2.1
Less: realized loss (gain) on CAD currency instruments	5.0	(1.7)
Less: realized gain on MXN currency instruments	(3.9)	(2.1)
Deferred income tax related to hedging instrument	1.5	—
	($1.9)	$4.0
The effective portion of the changes in fair value of the fuel contracts for the years ended December 31, 2022 and 2021 recorded in accumulated other comprehensive (loss) income is:

	December 31,	December 31,
	2022	2021

Balance, beginning of the period	$0.4	$0.4
Unrealized gain on fuel contracts	2.5	0.6
Less: realized gain on fuel contracts	(2.9)	(0.6)
Deferred income tax related to fuel contracts	0.1	—
	$0.1	$0.4

Schedule of Contracts Settled on Monthly Basis	The open contracts, which settle on a monthly basis, are summarized as at December 31, 2022:
Canadian dollar contracts

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2023	Collars	558.0	1.29	1.35
2023	Forwards	30.0	1.31	—

Mexican Peso contracts

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2023	Collars	1,020.0	20.46	22.59

Schedule of Outstanding Derivative Contracts
The following gold collar contracts are outstanding as of December 31, 2022:

Period Covered	Contract type	Ounces subject to contract	Average purchase put option	Average sold call option
2023[1]	Collars	44,100	$1,755	$2,144
1.The Company also has 44,100 of sold put options at an average price of $1,596 per ounce that mature in the same period as the corresponding collars.
The following fuel option contracts are outstanding as of December 31, 2022:

Period Covered	Contract type	Gallons subject to contract	Average purchase call option/gallon	Average sold put option/gallon
2023	Collars	1,512,000	$3.20	$2.92

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2022	December 31, 2021
Impact of a 10% change in foreign exchange rates
Canadian dollar	$3.6	$1.4
Mexican peso	0.3	0.4

Disclosure of credit risk exposure	The currencies of the Company's financial instruments and other foreign currency denominated liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Cash and cash equivalents	$21.6	$21.3	$4.1	$8.8
Equity securities	18.6	23.9	—	—
Amounts receivable	16.6	7.9	21.5	21.0
Other monetary assets (liabilities)	9.8	17.2	(0.8)	(0.6)
Accounts payable and accrued liabilities	(102.7)	(83.8)	(19.3)	(26.1)
Deferred income taxes	(642.1)	(561.2)	(18.8)	(62.0)
Total exposure to currency risk	(678.2)	(574.7)	(13.3)	(58.9)
The Company's maximum exposure to credit risk is as follows:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$129.8	$172.5
Esperanza Milestone Payments (note 14)	19.1	—
Other receivables	4.6	4.0
Total financial instrument exposure to credit risk	$153.5	$176.5

Schedule of Maturities of Debt
The following table shows the maturities of contractual commitments. The amount presented represents the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Operating and financing leases	0.5	0.9	0.2	—	1.6
Accounts payable and accrued liabilities	181.2	—	—	—	181.2
Decommissioning liability	8.5	43.3	12.0	70.2	134.0
Contract mining	43.0	52.4	30.1	—	125.5
Capital commitments	124.8	30.6	—	—	155.4
	$358.0	$127.2	$42.3	$70.2	$597.7